Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Internet Services and Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Electronic Equipment and Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Internet Services and Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Electronic Equipment and Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%